UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	October 21, 2005

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  151

Form 13F Information Table Value Total: $3,030,530 (1000s)
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
Computer Associates Int'l COM	          204912109	762        27,402 	Sole    27,402
Conseco, Inc.     	  PFD B CV 5.50%  208464867	1,070      40,000 	Sole    40,000
Emmis Communications Corp PFD CV SER A	  291525202	13,229     296,573	Sole    296,573
Ford                      PFD TR CV6.5%	  345395206	38,283     1,050,298 	Sole    1,050,298
National Australia Bank   CAP UTS EXCHBL  632525309     51,090     1,246,100 	Sole    1,246,100
AES Corp	          COM	          00130H105	657        40,000 	Sole	40,000
AES Trust III             PFD CV 6.75%	  00808N202	1,474      30,898 	Sole    30,898
ITC DeltaCom, Inc         COM PAR 0.01	  45031T872	26         12,249 	Sole	12,249
Idera Pharmaceuticals, Inc COM	          45168K108	161        240,293 	Sole    240,293
World Airways Inc	  COM	          98142V104	2,511      236,902 	Sole	236,902
Royal Caribbean Cruises	  COM	          V7780T103	1,822      42,179 	Sole	42,179
General Motors	          DEB SR CV C 33  370442717	50,530     2,558,495
General Motors	          DEB SR CONV B	  370442733	7,643      442,300
ASM International	  NOTE 4.250%12/0 00207DAG7	 463 	   500,000
Advanced Medical Optics	  NOTE 2.500% 7/1 00763MAG3	15,648     16,049,000
Affiliated Managers Group NOTE 5/0	  008252AC2	33,198     26,260,000
AirTran Holdings	  NOTE 7.000% 7/0 00949PAB4	16,713     12,122,000
"Allergan, Inc"	          NOTE 11/0	  018490AE2	9,011      8,565,000
Alliant Techsystems	  NOTE 2.750% 2/1 018804AH7	" 11,007   10,275,000
Allied Waste Industries	  SDCV 4.250% 4/1 019589AD2	" 12,853   14,500,000
Johnson & Johnson	  SDCV 7/2	  02261WAB5	" 56,804   65,247,000
Amdocs	                  NOTE 0.500% 3/1 02342TAD1	" 11,864   12,955,000
American Axle & Man.      FRNT 2.000% 2/1 024061AB9	 405 	   500,000
American Express	  DBCV 1.850%12/0 025816AS8	" 99,866   94,660,000
American Financial Realty NOTE 4.375% 7/1 02607PAB3	" 15,192   16,000,000
Amgen Inc	          NOTE 3/0	  031162AL4	 79 	   100,000
Aon Corporation	          DBCV 3.500%11/1 037389AT0	" 49,413   32,370,000
Apria Healthcare Group	  NOTE 3.375% 9/0 037933AB4	" 23,238   22,000,000
Armor Holdings	          NOTE 2.000%11/0 042260AC3	" 16,473   16,450,000
AudioCodes	          NOTE 2.000%11/0 050732AB2	" 18,874   21,000,000
CMS Energy	          NOTE 2.875%12/0 125896AW0	" 17,350 " 13,500,000 "
CapitalSource	          DBCV 3.500% 7/1 14055XAD4	" 15,778 " 17,000,000 "
Carnival Corporation	  DBCV 2.000% 4/1 143658AN2	" 5,197 "  3,975,000 "
Casual Male	          NOTE 5.000% 1/0 148711AB0	" 10,482 " 11,550,000 "
"Cell Therapeutic, Inc    NOTE 4.000% 7/0 150934AF4	9660	   17250000
CenterPoint Energy	  NOTE 3.750% 5/1 15189TAM9	91367      68827000
CenturyTel	          DBCV 4.750% 8/0 156700AH9	5825	   5550000
Cephalon Inc	          NOTE 2.000% 6/0 156708AP4	17195      15200000
"Charming Shoppes, Inc.   NOTE 4.750% 6/0 161133AC7	6825	   5600000
Church & Dwight	          DBCV 5.250% 8/1 171340AC6	17150	   12815000
Ciber Inc	          SDCV 2.875%12/1 17163BAB8	13585	   15355000
CIENA Corp	          NOTE 3.750% 2/0 171779AA9	1835	   2000000
Citadel Broadcasting	  NOTE 1.875% 2/1 17285TAB2	14777	   18750000
"Computer Associates Int. NOTE 1.625%12/1 204912AQ2	44679	   31140000
McDATA Corporation	  NOTE 3.000% 2/1 204925AC5	7740	   8000000
CONMED	                  NOTE 2.500%11/1 207410AD3	14964	   15770000
Continental Airlines	  NOTE 4.500% 2/0 210795PD6	10555	   13000000
Costco Companies Inc.	  NOTE 8/1	  22160QAC6	5586	   5700000
"Cubist Pharmaceuticals   NOTE 5.500%11/0 229678AB3	4203	   4300000
Danaher Corporation	  NOTE 1/2	  235851AF9	5560	   6975000
Devon Energy 	          DEB 4.900% 8/1  25179MAA1	68181	   55145000
Devon Energy	          DEB 4.950% 8/1  25179MAB9	185	   150000
Diamond Offshore Drilling DBCV 1.500% 4/1 25271CAE2	3115	   2375000
Disney (Walt) Company	  NOTE 2.125% 4/1 254687AU0	101660	   100030000
"Dixie Group, Inc"	  SDCV 7.000% 5/1 255519AA8	322	   325000
Dynegy	                  SDCV 4.750% 8/1 26816QAB7	20085	   15480000
EMC Corp	          NOTE 4.500% 4/0 268648AG7	18809	   18025000
Eastman Kodak	          NOTE 3.375%10/1 277461BE8	79461	   81755000
Edwards Lifesciences	  DBCV 3.875% 5/1 28176EAB4	13555	   13260000
Electronic Data Systems	  NOTE 3.875% 7/1 285661AF1	73929	   74710000
Exult	                  NOTE 2.500%10/0 302284AB0	10476	   11400000
Fairfax Financial	  DBCV 5.000% 7/1 303901AL6	819	   8240000
Fairmont Hotel	          NOTE 3.750%12/0 305204AB5	17574	   16750000
Fisher Scientific	  NOTE 3.250% 3/0 338032AX3	58988	   57980000
Fluor Corp	          NOTE 1.500% 2/1 343412AA0	21907	   17596000
Four Seasons Hotels	  NOTE 1.875% 7/3 35100EAE4	93728	   90450000
"Franklin Resources, Inc. NOTE 5/1	  354613AC5	42178	   53560000
GATX Corp.	          NOTE 7.500% 2/0 361448AC7	18723	   15050000
Gateway	                  NOTE 1.500%12/3 367626AB4	2563	   3500000
Genzyme Corp	          NOTE 1.250%12/0 372917AN4	74232	   64480000
Guilford Pharmaceuticals  NOTE 5.000% 7/0 401829AB2	6956	   7000000
Hanover Compressor	  NOTE 4.750% 1/1 410768AE5	17043	   15000000
Hasbro	                  DBCV 2.750%12/0 418056AN7	25026      23335000
Hewlett-Packard Co.	  NOTE 10/1	  428236AC7	40054	   67746000
Hilton Hotels Corp.	  NOTE 3.375% 4/1 432848AZ2	1417	   1243000
Horace Mann Educators	  NOTE 1.425% 5/1 440327AG9	10064	   21500000
Incyte Corp	          NOTE 3.500% 2/1 45337CAE2     12112	   16000000
International Game Tech.  DBCV 1/2	  459902AL6	63650	   99970000
Interpublic Group of Cos  NOTE 4.500% 3/1 460690AT7	27551	   23490000
IVAX Corp	          NOTE 1.875%12/1 465823AN2	14736	   11400000
Jakks Pacific	          NOTE 4.625% 6/1 47012EAB2	15000	   14300000
Kaydon Corp	          NOTE 4.000% 5/2 486587AB4	13925	   12700000
"Keane, Inc"	          SDCV 2.000% 6/1 486665AB8	14186	   15450000
Kellwood Co	          DBCV 3.500% 6/1 488044AF5	11865	   14000000
Kerzner International	  NOTE 2.375% 4/1 492520AB7	8785	   8000000
Kulicke & Soffa	          NOTE 0.500%11/3 501242AL5	7425	   10000000
"LabOne, Inc"	          DBCV 3.500% 6/1 50540LAC9	18112	   14375000
Laboratory Corp of Amer   NOTE 9/1	  50540RAC6	125	   170000
LandAmerica Financial	  DBCV 3.125%11/1 514936AB9	11364	   10250000
Lear Corp. 	          NOTE 2/2	  521865AG0	7862	   17423000
Lehman Brothers	          MTNF 1.600%10/0 524908JJ0	44	   50000
Leucadia National	  NOTE 3.750% 4/1 527288AX2	810	   750000
Level 3 Communications	  NOTE 6.000% 9/1 52729NAG5	13157	   24310000
Level 3 Communications	  NOTE 6.000% 3/1 52729NAS9	1440	   2730000
Liberty Media	          DEB 3.500% 1/1  530715AN1	65296	   65031000
Liberty Media	          DEB 3.250% 3/1  530715AR2	10234	   13032000
Liberty Media	          DEB 0.750% 3/3  530718AF2	86610	   77940000
Lincare Holdings	  DBCV 3.000% 6/1 532791AB6	18386	   18313000
Lithia Motors	          NOTE 2.875% 5/0 536797AB9	12774	   13482000
Lockheed Martin	          DBCV 8/1	  539830AP4	2798	   2675000
"Lowe's Companies, Inc."  NOTE 0.861%10/1 548661CG0	27876	   24615000
"Manor Care, Inc"	  NOTE 2.125% 4/1 564055AK7	818	   631000
Manugistics Group Inc.	  NOTE 5.000%11/0 565011AB9	9495	   10100000
Maverick Tube	          NOTE 4.000% 6/1 577914AB0	11809	   9650000
McMoRan Exploration	  NOTE 5.250%10/0 582411AE4	7199	   5600000
"Medtronic, Inc"	  DBCV 1.250% 9/1 585055AD8	13611	   13620000
Merrill Lynch	          NOTE 3/1	  590188W46	11506	   11315000
Mesa Air Group	          NOTE 2.482% 6/1 590479AB7	6978	   17500000
Morgan Stanley	          NOTE 0.250% 5/1 617446JG5	118	   125000
Navistar Financial	  NOTE 4.750% 4/0 638902AM8	8520	   8875000
Noram Energy	          SDCV 6.000% 3/1 655419AC3	316	   3170
OMI Corp	          NOTE 2.875%12/0 670874AF3	16143	   17500000
Odyssey Re Holdings Corp  DBCV 4.375% 6/1 67612WAB4	8965	   7565000
Omnicom Group	          NOTE 6/1	  681919AR7	14630	   14948000
Open Solutions	          NOTE 1.467% 2/0 68371PAB8	1569	   3000000
"PMI Group, Inc."	  DBCV 2.500% 7/1 69344MAE1	662	   645000
PRG-Schultz International NOTE 4.750%11/2 69357CAA5	12084	   13890000
Pegasus Solutions	  NOTE 3.875% 7/1 705906AB1	3841	   4500000
Pharmaceutical Resources  NOTE 2.875% 9/3 717125AC2	12511	   15000000
Placer Dome	          DBCV 2.750%10/1 725906AK7	66544	   59815000
ProAssurance Corp	  DBCV 3.900% 6/3 74267CAB2	18168	   15000000
Quanta Services	          SDCV 4.500%10/0 74762EAC6	21327	   16500000
Quantum Corp	          NOTE 4.375% 8/0 747906AE5	7683	   7774000
RPM International	  NOTE 1.389% 5/1 749685AK9	64165	   117465000
Reebok Intl Ltd	          DBCV 2.000% 5/0 758110AH3	80197	   71485000
Royal Caribbean Cruises   NOTE 2/0	  780153AK8	18110	   34731000
SFBC International	  NOTE 2.250% 8/1 784121AB1	17410	   14000000
Safeguard Scientifics	  DBCV 2.625% 3/1 786449AG3	1461	   2050000
Henry Schein	          NOTE 3.000% 8/1 806407AB8	17103	   15237000
Schlumberger Ltd.         DBCV 1.500% 6/0 806857AC2	9993	   8100000
Schlumberger Ltd.	  DBCV 2.125% 6/0 806857AD0	784	   665000
Scottish Annuity & Life   NOTE 4.500%12/0 81013RAC9	20530	   17650000
Seacor Holding	          DBCV 2.875%12/1 811904AJ0	15668	   13500000
Sinclair Broadcast Group  NOTE 4.875% 7/1 829226AU3	17810	   19900000
Sirius Satellite Radio	  NOTE 2.500% 2/1 82966UAC7	1744	   1100000
Synaptics	          NOTE 0.750%12/0 87157DAB5	5144	   6400000
"TJX Companies, Inc"	  NOTE 2/1	  872540AL3	73455	   95942000
Teva Pharm 	          DBCV 0.500% 2/0 88164RAA5	125	   125000
Teva Pharm	          DBCV 0.250% 2/0 88164RAB3	63789	   61932000
"Titan International, Inc NOTE 5.250% 7/2 88830MAB8	3053	   2530000
Travelers Property Cas.   NT CV JR 2032	  89420G307	1094	   45500
Tyco International Ltd.	  DBCV 2.750% 1/1 902118BF4	21143	   17235000
Tyco International Ltd.	  DBCV 3.125% 1/1 902118BG2	13745	   10384000
United Industrial	  NOTE 3.750% 9/1 910671AB2	21102	   18500000
Universal Health Services DBCV 0.426% 6/2 913903AL4	69193	   119685000
"UTStarcom, Inc"	  NOTE 0.875% 3/0 918076AB6	22298	   27700000
Vector Group Ltd.	  NOTE 6.250% 7/1 92240MAC2	4102	   4100000
Watson Pharmaceuticals	  DBCV 1.750% 3/1 942683AC7	1302	   1280000
Wilson Greatbatch Tech    SDCV 2.250% 6/1 972232AB8	15578	   16800000
Wyeth	                  DBCV 1/1	  983024AD2	2469	   2377000
Yellow Roadway Corp	  NOTE 3.375%11/2 985577AB1	18187	   15000000
COLUMN TOTAL			                    3,030,530